Schedule of Investments (unaudited) June 30, 2020	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.2%
Aristocrat Leisure Ltd.	6,240	$109,554
Computershare Ltd.	8,736	79,695
CSL Ltd.	2,272	448,946
Domino’s Pizza Enterprises Ltd.	832	39,348
Evolution Mining Ltd.	20,576	80,324
JB Hi-Fi Ltd.	2,144	63,518
Macquarie Group Ltd.	5,408	441,596
NIB Holdings Ltd.	11,360	36,056
Northern Star Resources Ltd.	6,592	60,636
Orora Ltd.	23,193	40,560
Qube Holdings Ltd.	29,280	58,664
Ramsay Health Care Ltd.	1,856	85,003
REA Group Ltd.	576	42,783
Sonic Healthcare Ltd.	6,400	134,087
Treasury Wine Estates Ltd.	12,288	88,664
Washington H Soul Pattinson & Co. Ltd.	1,952	26,247

		1,835,681

Austria — 0.2%
CA Immobilien Anlagen AG	1,600	53,282
UNIQA Insurance Group AG	5,696	38,321
Wienerberger AG	1,664	36,238

		127,841

Belgium — 0.3%
Ackermans & van Haaren NV(a)	224	29,284
Solvay SA	1,760	140,863
UCB SA	896	103,754

		273,901

Canada — 18.2%
Agnico Eagle Mines Ltd.	1,376	87,824
Alimentation Couche-Tard Inc., Class B	2,816	88,016
Atco Ltd., Class I, NVS	2,144	63,391
Bank of Montreal	17,248	915,081
Bank of Nova Scotia (The)	35,360	1,458,535
Brookfield Asset Management Inc., Class A	8,736	286,582
CAE Inc.	2,528	40,871
Canadian Imperial Bank of Commerce	13,056	869,825
Canadian National Railway Co.	6,464	570,037
Canadian Natural Resources Ltd.	33,600	580,969
Canadian Tire Corp. Ltd., Class A, NVS	1,024	88,446
Canadian Western Bank	2,592	45,008
Empire Co. Ltd., Class A, NVS	2,016	48,121
Exchange Income Corp.	1,408	27,653
Finning International Inc.	3,904	53,057
Fortis Inc.	8,064	305,686
Franco-Nevada Corp.	736	102,483
Genworth MI Canada Inc.	1,568	38,233
George Weston Ltd.	832	60,751
Gildan Activewear Inc.	3,200	49,410
Great-West Lifeco Inc.	8,672	151,537
iA Financial Corp. Inc.	1,984	66,221
Imperial Oil Ltd.	4,032	64,654
Intact Financial Corp.	1,696	160,896
Laurentian Bank of Canada	2,552	53,588
Loblaw Companies Ltd.	1,408	68,343
Magna International Inc.	4,704	208,813
Manulife Financial Corp.	51,008	691,716
Methanex Corp.	2,752	49,504
Metro Inc.	2,176	89,468

Security	Shares	Value

Canada (continued)
National Bank of Canada	7,648	$345,452
North West Co. Inc. (The)	1,472	32,077
Open Text Corp.	2,592	109,713
Power Corp. of Canada	23,648	414,621
Premium Brands Holdings Corp.	748	47,560
Quebecor Inc., Class B	1,824	39,065
Ritchie Bros Auctioneers Inc.	1,344	54,540
Royal Bank of Canada	31,456	2,127,322
Saputo Inc.	2,304	54,758
Stantec Inc.	1,024	31,509
Sun Life Financial Inc.	12,000	439,559
Suncor Energy Inc.	49,760	836,275
TC Energy Corp.	23,168	986,596
TELUS Corp.	9,536	159,423
Toromont Industries Ltd.	1,024	50,651
Toronto-Dominion Bank (The)	42,752	1,901,868

		15,015,708

China — 2.0%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	32,000	43,105
China Gas Holdings Ltd.	21,600	66,608
China Medical System Holdings Ltd.	32,000	37,696
China Overseas Land & Investment Ltd.	64,000	193,640
China Resources Gas Group Ltd.	6,000	29,224
China Resources Land Ltd.	46,000	174,196
China Water Affairs Group Ltd.	64,000	46,077
CIFI Holdings Group Co. Ltd.	128,000	99,752
Guangdong Investment Ltd.	34,000	58,345
Longfor Group Holdings Ltd.(b)	20,000	95,091
New China Life Insurance Co. Ltd., Class H	41,600	139,285
People’s Insurance Co. Group of China Ltd. (The), Class H	128,000	37,324
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	25,600	43,006
Shenzhou International Group Holdings Ltd.	9,600	115,689
Tencent Holdings Ltd.	7,600	488,921

		1,667,959

Colombia — 0.1%
Bancolombia SA	9,280	59,562

Denmark — 0.6%
Chr Hansen Holding A/S	608	62,669
Coloplast A/S, Class B	960	148,717
DSV PANALPINA A/S	576	70,291
Novozymes A/S, Class B	1,472	85,069
Ringkjoebing Landbobank A/S	688	48,573
Rockwool International A/S, Class B	160	43,279

		458,598

Finland — 0.5%
Huhtamaki OYJ(a)	1,344	52,893
UPM-Kymmene OYJ	13,088	378,079

		430,972

France — 9.5%
Aeroports de Paris	480	49,275
Airbus SE(a)	6,592	470,290
Arkema SA	928	88,740
AXA SA	66,112	1,382,010
Cie. Plastic Omnium SA	1,216	24,761
Danone SA	9,632	665,967
Dassault Systemes SE	384	66,246
EssilorLuxottica SA(a)	2,400	307,968
Faurecia SE(a)	1,440	56,235

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Hermes International	160	$133,664
IPSOS	1,056	26,449
Legrand SA	2,784	211,438
L’Oreal SA(a)	1,888	605,829
LVMH Moet Hennessy Louis Vuitton SE	800	350,872
Orpea	448	51,776
Pernod Ricard SA	2,240	352,346
Publicis Groupe SA	7,712	249,544
Rubis SCA	1,664	79,952
Safran SA(a)	3,168	317,457
Sanofi	19,712	2,006,949
SEB SA	160	26,434
Stef SA(a)	224	18,215
Teleperformance	288	73,071
Vinci SA	2,720	250,507

		7,865,995

Germany — 12.6%
Allianz SE, Registered	10,656	2,175,356
BASF SE	27,584	1,545,331
Bayer AG, Registered	20,608	1,522,767
Brenntag AG	1,792	94,133
Continental AG(a)	2,688	263,138
Deutsche Wohnen SE	4,192	188,094
Fresenius Medical Care AG & Co. KGaA	1,792	153,568
Fresenius SE & Co. KGaA	3,680	182,357
Gerresheimer AG(c)	448	41,310
Grenke AG(c)	192	14,793
HeidelbergCement AG	2,880	153,776
HOCHTIEF AG	928	82,288
Infineon Technologies AG	8,448	198,070
KION Group AG(c)	928	57,117
LEG Immobilien AG	1,184	150,269
MTU Aero Engines AG(a)	512	88,644
Norma Group SE	832	22,147
SAP SE	7,136	996,400
Siemens AG, Registered	14,944	1,758,329
Stroeer SE & Co. KGaA(c)	608	40,904
Symrise AG	576	66,958
TAG Immobilien AG	2,432	57,963
Talanx AG(a)	2,048	76,091
Vonovia SE	7,456	457,064

		10,386,867

Hong Kong — 3.3%
AIA Group Ltd.	96,000	895,535
CK Infrastructure Holdings Ltd.	16,000	82,369
CLP Holdings Ltd.	32,000	313,788
Hang Seng Bank Ltd.(c)	22,600	379,366
Henderson Land Development Co. Ltd.	39,852	151,172
Hong Kong & China Gas Co. Ltd.(c)	128,898	199,573
Hysan Development Co. Ltd.	32,000	102,601
MTR Corp. Ltd.	21,500	111,377
New World Development Co. Ltd.	40,000	189,925
Samsonite International SA(a)(b)	57,600	57,968
Swire Properties Ltd.	25,600	65,004
Techtronic Industries Co. Ltd.	18,000	176,041

		2,724,719

India — 1.7%
Asian Paints Ltd.	2,080	46,486
Hindustan Unilever Ltd.	5,344	154,296

Security	Shares	Value

India (continued)
Housing Development Finance Corp. Ltd.	8,224	$191,120
Infosys Ltd.	47,680	464,747
ITC Ltd.	44,032	113,515
Larsen & Toubro Ltd.	4,480	55,991
Marico Ltd.	9,344	43,550
Page Industries Ltd.	96	25,321
Reliance Industries Ltd., GDR(b)	3,552	164,102
Tata Consultancy Services Ltd.	6,400	176,491

		1,435,619

Indonesia — 0.6%
Bank Central Asia Tbk PT	102,400	204,119
Bank Rakyat Indonesia Persero Tbk PT	1,552,000	329,196

		533,315

Ireland — 0.2%
C&C Group PLC	10,688	30,374
Kerry Group PLC, Class A	544	67,393
Kingspan Group PLC	512	32,979
Smurfit Kappa Group PLC	1,792	59,897

		190,643

Israel — 0.0%
Azrieli Group Ltd.	480	21,733

Italy — 2.2%
A2A SpA	35,736	50,593
ACEA SpA	1,472	28,254
Assicurazioni Generali SpA	21,280	321,942
Enel SpA	153,856	1,326,784
IMA Industria Macchine Automatiche SpA(a)(c)	416	24,997
Moncler SpA(a)	1,376	52,607
Recordati SpA	1,088	54,317

		1,859,494

Japan — 14.1%
Aeon Delight Co. Ltd.	100	2,773
Aica Kogyo Co. Ltd.	3,200	104,852
Alfresa Holdings Corp.	3,600	75,113
Amano Corp.	700	14,515
Asahi Group Holdings Ltd.	7,100	248,502
Astellas Pharma Inc.	19,200	320,252
Chiba Bank Ltd. (The)	15,800	74,398
COMSYS Holdings Corp.	3,200	94,471
Dai-ichi Life Holdings Inc.	48,000	570,830
Daikin Industries Ltd.	1,300	208,884
Daito Trust Construction Co. Ltd.	1,700	156,141
Daiwa House Industry Co. Ltd.	12,800	301,595
Denso Corp.	7,200	280,632
East Japan Railway Co.	3,600	249,399
Hakuhodo DY Holdings Inc.	6,400	75,992
Hazama Ando Corp.	6,400	36,958
HIS Co. Ltd.(c)	400	5,917
Hitachi Capital Corp.	1,000	22,005
Itochu Techno-Solutions Corp.	800	29,958
J Front Retailing Co. Ltd.	6,400	42,594
Kanematsu Corp.	3,200	38,204
Kansai Paint Co. Ltd.	6,400	134,840
Kao Corp.	4,100	324,549
KDDI Corp.	28,800	863,319
Kitz Corp.	3,200	20,377
Kobayashi Pharmaceutical Co. Ltd.	200	17,574
Kurita Water Industries Ltd.	3,200	88,717

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kyowa Exeo Corp.	3,600	$85,925
Lintec Corp.	3,600	85,358
Maeda Corp.	3,200	24,352
Marui Group Co. Ltd.	3,600	64,936
Medipal Holdings Corp.	3,200	61,577
MINEBEA MITSUMI Inc.	3,600	65,169
Mitsubishi Chemical Holdings Corp.	38,400	223,313
Mitsubishi Estate Co. Ltd.	12,800	190,128
Mitsubishi UFJ Lease & Finance Co. Ltd.	14,400	68,072
Mitsui Chemicals Inc.	3,200	66,649
Mitsui Fudosan Co. Ltd.	9,600	169,914
Mizuho Leasing Co. Ltd.	3,200	70,297
MonotaRO Co. Ltd.	400	16,017
Murata Manufacturing Co. Ltd.	5,000	292,719
NEC Networks & System Integration Corp.	2,100	42,668
NGK Insulators Ltd.	3,200	44,136
NGK Spark Plug Co. Ltd.	3,600	51,522
Nippon Telegraph & Telephone Corp.	25,600	596,902
Nisshin Seifun Group Inc.	3,600	53,691
Nitto Denko Corp.	3,600	203,550
Nomura Co. Ltd.	3,200	26,606
Nomura Real Estate Holdings Inc.	3,200	59,322
Nomura Research Institute Ltd.	3,600	97,671
NTT Docomo Inc.	25,600	683,869
Obic Co. Ltd.	300	52,473
Otsuka Corp.	400	21,059
PALTAC Corp.	200	9,186
Pan Pacific International Holdings Corp.	3,200	70,267
Penta-Ocean Construction Co. Ltd.	9,600	51,522
Persol Holdings Co. Ltd.	3,200	43,899
Relo Group Inc.	3,500	65,792
Sanwa Holdings Corp.	7,900	70,444
SBI Holdings Inc.	6,400	138,103
SCSK Corp.	400	19,428
Sekisui Chemical Co. Ltd.	7,200	102,910
Sekisui House Ltd.	12,800	243,519
Seven & i Holdings Co. Ltd.	9,600	313,222
Seven Bank Ltd.	19,200	52,500
Shimadzu Corp.	3,900	103,677
Shimizu Corp.	6,400	52,500
Shin-Etsu Chemical Co. Ltd.	3,200	373,583
Shionogi & Co. Ltd.	3,600	225,240
Sohgo Security Services Co. Ltd.	400	18,612
Sojitz Corp.	38,400	83,645
Stanley Electric Co. Ltd.	2,800	67,349
Starts Corp. Inc.	3,200	65,492
Sugi Holdings Co. Ltd.	400	27,066
Sumitomo Heavy Industries Ltd.	3,600	78,250
Sysmex Corp.	600	45,771
Taiyo Nippon Sanso Corp.	3,200	53,420
Takara Holdings Inc.	3,200	28,593
Terumo Corp.	3,600	136,178
TIS Inc.	3,200	67,450
Tokio Marine Holdings Inc.	12,200	531,266
Tokyo Century Corp.	300	15,322
Tokyu Fudosan Holdings Corp.	12,800	59,797
TOTO Ltd.	3,200	122,056
Toyota Tsusho Corp.	3,200	80,945
TS Tech Co. Ltd.	3,200	87,708
Unicharm Corp.	3,200	131,103

Security	Shares	Value

Japan (continued)
USS Co. Ltd.	4,300	$68,674
West Japan Railway Co.	1,700	95,270
Yakult Honsha Co. Ltd.	600	35,315
Yokogawa Electric Corp.	3,200	49,831

		11,706,161

Malaysia — 0.3%
Allianz Malaysia Bhd	6,400	21,060
Public Bank Bhd	64,000	246,441

		267,501

Mexico — 0.6%
Alfa SAB de CV, Class A	89,699	50,271
America Movil SAB de CV, Series L, NVS	268,500	171,393
Fomento Economico Mexicano SAB de CV	16,000	98,664
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,200	35,542
Grupo Financiero Inbursa SAB de CV, Class O	38,400	26,506
Wal-Mart de Mexico SAB de CV	41,600	99,288

		481,664

Netherlands — 3.0%
Aalberts NV	1,696	55,603
ASML Holding NV	1,600	587,452
Koninklijke Ahold Delhaize NV	18,144	494,381
Unilever NV	24,864	1,319,504

		2,456,940

New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	3,584	82,136
Ryman Healthcare Ltd.	5,696	47,962

		130,098

Norway — 0.4%
DNB ASA	25,856	340,655
Tomra Systems ASA	704	25,768

		366,423

Peru — 0.3%
Credicorp Ltd.	1,824	243,814

Philippines — 0.2%
International Container Terminal Services Inc.	17,600	36,207
SM Investments Corp.	4,165	78,493
SM Prime Holdings Inc.	86,400	55,230

		169,930

Portugal — 0.2%
Galp Energia SGPS SA	14,464	167,245

Russia — 0.3%
Novatek PJSC	14,464	205,671
Polymetal International PLC	2,976	59,404

		265,075

South Africa — 1.1%
AECI Ltd.	3,904	17,369
Barloworld Ltd.	6,144	24,399
Capitec Bank Holdings Ltd.(c)	384	18,978
Clicks Group Ltd.	3,136	37,968
FirstRand Ltd.	140,976	308,808
Foschini Group Ltd. (The)	11,776	43,505
JSE Ltd.	3,424	24,042
Naspers Ltd., Class N	544	99,035
Netcare Ltd.	42,304	33,210
Pick n Pay Stores Ltd.	8,800	25,830
PSG Group Ltd.	3,040	27,711
Remgro Ltd.	9,920	57,036

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
RMB Holdings Ltd.	18,112	$1,709
Sanlam Ltd.	48,032	162,936
SPAR Group Ltd. (The)	4,544	44,878

		927,414

South Korea — 0.6%
Daishin Securities Co. Ltd.	3,824	30,710
Hana Financial Group Inc.	10,464	234,882
Industrial Bank of Korea	9,664	64,917
LG Household & Health Care Ltd.	60	67,140
Samsung Fire & Marine Insurance Co. Ltd.	704	103,009

		500,658

Sweden — 1.1%
AAK AB(a)	2,336	40,142
AF POYRY AB(a)	2,208	47,399
Assa Abloy AB, Class B	4,544	92,400
Boliden AB	9,792	222,817
Castellum AB	4,192	78,313
Fabege AB	3,008	35,160
Hexpol AB(a)	5,344	39,578
ICA Gruppen AB	832	39,454
JM AB	1,184	26,650
Loomis AB(a)	1,472	35,170
Nibe Industrier AB, Class B(a)	1,792	39,604
Peab AB, Class B(a)	6,208	51,041
Sweco AB, Class B	576	25,867
Swedish Match AB	1,472	103,488
Wihlborgs Fastigheter AB	1,888	30,904

		907,987

Switzerland — 10.9%
ABB Ltd., Registered	76,448	1,720,897
Chocoladefabriken Lindt & Spruengli AG, Registered	1	85,906
Cie. Financiere Richemont SA, Registered	8,096	516,408
DKSH Holding AG	672	43,119
EMS-Chemie Holding AG, Registered	108	83,660
Geberit AG, Registered	416	208,187
Georg Fischer AG, Registered	96	82,419
Givaudan SA, Registered	64	238,290
Helvetia Holding AG, Registered	800	74,592
Nestle SA, Registered	22,880	2,529,103
Novartis AG, Registered	28,128	2,446,636
Partners Group Holding AG	288	261,208
Roche Holding AG, Bearer	384	131,708
Sika AG, Registered	832	160,113
Sonova Holding AG, Registered	384	76,654
Swiss Life Holding AG, Registered	672	248,928
Temenos AG, Registered	448	69,572

		8,977,400

Taiwan — 3.4%
E.Sun Financial Holding Co. Ltd.	128,228	120,820
Poya International Co. Ltd.	1,000	19,726
Taiwan Semiconductor Manufacturing Co. Ltd.	235,000	2,493,009
Tripod Technology Corp.	32,000	142,080

		2,775,635

Thailand — 0.2%
Airports of Thailand PCL, NVDR	35,200	68,902
Bumrungrad Hospital PCL, NVDR	9,600	36,186
Indorama Ventures PCL, NVDR(c)	65,200	58,539

Security	Shares	Value

Thailand (continued)
Thanachart Capital PCL, NVDR	25,600	$29,404

		193,031

Turkey — 0.1%
BIM Birlesik Magazalar AS	5,728	56,823
KOC Holding AS	10,208	26,805

		83,628

United Kingdom — 8.0%
Ashtead Group PLC	3,680	123,633
Associated British Foods PLC	3,685	87,194
Babcock International Group PLC	16,800	64,392
BAE Systems PLC	27,744	165,712
Barratt Developments PLC	26,080	159,801
Beazley PLC	7,968	40,366
Bellway PLC	3,264	102,680
Brewin Dolphin Holdings PLC	12,192	39,243
Britvic PLC	5,920	56,324
Bunzl PLC	3,978	106,464
Burberry Group PLC	5,056	99,924
Burford Capital Ltd.	448	2,574
Carnival PLC	10,912	132,914
Close Brothers Group PLC	3,552	48,497
Compass Group PLC	28,416	390,432
Croda International PLC	1,248	81,049
Daily Mail & General Trust PLC, Class A, NVS	3,808	32,419
Dart Group PLC	896	9,294
DCC PLC	1,120	93,135
Dechra Pharmaceuticals PLC	1,248	43,886
Diageo PLC	27,712	918,171
Diploma PLC	1,280	28,389
Domino’s Pizza Group PLC	5,632	21,586
DS Smith PLC	24,096	97,715
EMIS Group PLC	1,120	14,946
Experian PLC	6,272	218,464
Ferguson PLC	2,048	167,317
Greencore Group PLC	12,768	19,846
Greggs PLC	1,376	27,543
Halma PLC	2,240	63,741
Hays PLC	21,120	31,054
Hill & Smith Holdings PLC	1,376	21,150
HomeServe PLC	3,456	55,727
Howden Joinery Group PLC	8,192	55,955
IMI PLC	4,032	45,958
Informa PLC	12,576	73,095
InterContinental Hotels Group PLC	768	33,849
Intertek Group PLC	1,589	106,807
Investec PLC	45,952	91,697
ITV PLC	60,992	56,280
Johnson Matthey PLC	3,424	88,760
Meggitt PLC	12,960	47,127
Mondi PLC	11,680	217,993
Moneysupermarket.com Group PLC	12,096	48,365
National Express Group PLC	2,080	4,801
Pagegroup PLC	6,496	30,356
Paragon Banking Group PLC	8,544	36,949
Pennon Group PLC	7,744	107,071
Prudential PLC	39,776	598,859
QinetiQ Group PLC	9,216	33,866
Rank Group PLC	5,024	9,088
Redrow PLC	5,824	31,001

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
RELX PLC	24,672	$570,065
Rentokil Initial PLC	1,696	10,679
Rightmove PLC	7,136	48,142
Rotork PLC	8,896	30,777
RWS Holdings PLC	3,680	27,237
Sage Group PLC (The)	14,432	119,797
Smith & Nephew PLC	7,936	147,625
Smiths Group PLC	5,056	88,210
Spectris PLC	1,735	54,130
Spirax-Sarco Engineering PLC	416	51,278
Synthomer PLC	9,856	33,904
Travis Perkins PLC	2,208	30,706
Victrex PLC	1,408	34,012
Vistry Group PLC	3,230	28,356
WH Smith PLC	3,104	42,073

		6,600,450

Total Common Stocks — 99.2% (Cost: $86,432,438)		82,109,661

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(d)(e)(f)	691,390	692,289

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(d)(e)	40,000	$40,000

		732,289

Total Short-Term Investments — 0.9% (Cost: $731,939)		732,289

Total Investments in Securities — 100.1% (Cost: $87,164,377)		82,841,950

Other Assets, Less Liabilities — (0.1)%		(118,888)

Net Assets — 100.0%		$82,723,062

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	88,798	602,592	691,390	$692,289	$1,568	(b)	$3		$289
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	(30,000)	40,000	40,000	59		—		—

				$732,289	$1,627		$3		$289

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini Index	10	09/18/20	$493	$(900)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® International Dividend Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$82,109,661	$—	$—	$82,109,661
Money Market Funds	732,289	—	—	732,289

	$82,841,950	$—	$—	$82,841,950

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(900)	$—	$—	$(900)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares